Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 1,837,595	¥ 1,006,824
Investor relations program, term	5 years
Deferred revenue, ADR	¥ 39,064	¥ 54,430